Document and Entity Information	Oct. 26, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 26, 2018
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Oct. 26, 2018
Prospectus Date	Nov. 01, 2018
Dreyfus Alternative Diversifier Strategies Fund | Class A
Prospectus:
Trading Symbol	DRNAX
Dreyfus Alternative Diversifier Strategies Fund | Class C
Prospectus:
Trading Symbol	DRNCX
Dreyfus Alternative Diversifier Strategies Fund | Class I
Prospectus:
Trading Symbol	DRNIX
Dreyfus Alternative Diversifier Strategies Fund | Class Y
Prospectus:
Trading Symbol	DRYNX